Operating Segment Information (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Operating Segments [Abstract]
Summary of Revenue from External Customers	(a) Revenue from external customers
	Six months ended June 30,
	2020	2021
	US$’000	US$’000
	(Unaudited)	(Unaudited)
North America	23,146	33,915

Summary of Non-current Assets	(b) Non-current assets
	December 31, 2020	June 30, 2021
	US$’000	US$’000
		(Unaudited)
China	43,953	48,370
United States	78,022	98,455
Other countries	6,174	7,466
Total	128,149	154,291